Defined benefit scheme (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Schedule of Principal Assumptions Used for Purposes of Actuarial Valuations
	Valuation at
	2 0 2 3	2 0 2 2
	%	%

Discount rate	5.42	5.22
Expected return on the plan assets	5.42	5.22
Rate of increase in compensation	5	4

Expected rate of termination:
0-1 years	35	35
1-2 years	30	30
2-3 years	25	25
3-4 years	15	15
4-5 years	15	15
5 years and more	7.5	7.5

Schedule of Present Value of Defined Benefit Obligation in Current Period
	December 31,
	2 0 2 3	2 0 2 2	2 0 2 3
	NIS	NIS	US Dollars

Opening defined benefit obligation	5,481	6,441	1,511
Current service cost	474	467	131
Interest cost	269	129	74
Actuarial losses/(gains) arising from changes in financial assumptions	194	(1,201)	53
Actuarial losses arising from experience adjustments	24	20	7
Benefits paid	(498)	(375)	(137)
Closing defined benefit obligation	5,944	5,481	1,639

Schedule of Defined Benefit Assets in Current Period
	December 31,
	2 0 2 3	2 0 2 2	2 0 2 3
	NIS	NIS	US Dollars

Opening defined benefit assets	4,653	4,826	1,283
Employer contribution	328	355	90
Expected return on the plan assets	233	95	64
Changes in financial assumptions	172	(367)	47
Interest losses on severance payment allocated to remuneration benefits	(39)	6	(11)
Benefits paid	(410)	(262)	(113)
Closing defined benefit assets	4,937	4,653	1,360

Schedule of Assets and Liabilities Recognized in Balance Sheets
	December 31,
	2 0 2 3	2 0 2 2	2 0 2 3
	NIS	NIS	US Dollars

Present value of funded liability	5,944	5,481	1,639
Fair value of unrecognized asset	48	50	13
Fair value of plan assets - accumulated deposit in executive insurance	(4,937)	(4,653)	(1,361)
Net liability deriving from defined benefit obligation	1,055	878	291